Schedule of Depreciation Rate (Details)	12 Months Ended
Dec. 31, 2021
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	7.00%
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	15.00%
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	33.00%
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	10.00%